Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 3,268,713,477
Ending balance	3,371,637,567	$ 3,268,713,477
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	17,217,114	24,853,255
Transfers	(1,064,777)	(2,002,626)
Recognition	3,035,917	17,760,471
Derecognition	(10,949,976)	(17,846,787)
Income (Loss)	2,764,412	1,005,895
Inflation Effect	(8,247,584)	(10,558,346)
Ending balance	2,755,106	17,217,114
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	3,365,652	590,305
Transfers		1,404,019
Transfers	(1,620,879)
Recognition	1,382,326	4,680,943
Derecognition	(2,948,883)	(3,317,433)
Income (Loss)	1,206,396	(80,191)
Inflation Effect	(1,384,612)	88,009
Ending balance	0	3,365,652
Corporate Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	658,792	3,404,848
Transfers	556,102
Transfers		(225,656)
Recognition	1,653,591	2,199,733
Derecognition	(2,415,787)	(1,420,235)
Income (Loss)	262,045	91,977
Inflation Effect	(90,025)	(3,391,875)
Ending balance	624,718	658,792
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	25,970,900
Ending balance	45,012,228	25,970,900
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	10,879,795	0
Transfers		0
Transfers	0
Recognition	0	10,879,795
Derecognition	(5,585,306)	0
Income (Loss)	0	0
Inflation Effect	(5,294,489)	0
Ending balance	0	10,879,795
Derivative Financial Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	4,754,672
Transfers		0
Recognition		0
Derecognition		(3,150,006)
Income (Loss)		0
Inflation Effect		(1,604,666)
Ending balance	0	0
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	45,212,824
Ending balance	151,375,750	45,212,824
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Ending balance	0	0
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	2,312,875	16,103,430
Transfers	0	824,263
Recognition	0	0
Derecognition	0	(9,959,113)
Income (Loss)	1,295,971	994,109
Inflation Effect	(1,478,458)	(5,649,814)
Ending balance	$ 2,130,388	$ 2,312,875